Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share
Schedule of loss per share

	For the Year Ended December 31,
	2017	2018	2019
Numerator:
Net loss	(5,021,174)	(9,638,979)	(11,295,652)
Accretion on convertible redeemable preferred shares to redemption value	(2,576,935)	(13,667,291)	—
Accretion on redeemable non-controlling interests to redemption value	—	(63,297)	(126,590)
Net loss attributable to non-controlling interests	36,440	41,705	9,141
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(7,561,669)	(23,327,862)	(11,413,101)
Denominator:
Weighted-average number of ordinary shares outstanding — basic and diluted	21,801,525	332,153,211	1,029,931,705
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(346.84)	(70.23)	(11.08)

	For the Year Ended December 31,
	2017	2018	2019
Non-vested restricted shares	8,323,591	340,518	459,199
Outstanding weighted average options granted	27,495,737	72,735,288	31,276,979
Convertible Notes	—	—	92,512,382
Preferred Shares	593,611,970	678,614,152	—
Total	629,431,298	751,689,958	124,248,560